Accounts and Notes Receivable, Net	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Accounts and Notes Receivable, Net
5.	ACCOUNTS AND NOTES RECEIVABLE, NET

Accounts and notes receivable and the allowance for doubtful debt consist of the following:

	December 31,
	2015	2016
	RMB	RMB	US$
Accounts receivable	733,558	735,154	105,884
Notes receivable	620	1,215	175

Allowance for doubtful debt	(40,070)	(80,910)	(11,653)

	694,108	655,459	94,406

As of December 31, 2015 and 2016, all accounts and notes receivable were due from third party customers.

An analysis of the allowance for doubtful debt is as follows:

	December 31,
	2015	2016
	RMB	RMB	US$
Balance at beginning of the year	10,416	40,070	5,771
Provision	30,751	79,637	11,470
Write-off of accounts receivable	(1,097)	(38,797)	(5,588)

Balance at the end of the year	40,070	80,910	11,653

Additions to the Company’s allowance for doubtful debt were recorded within allowance for doubtful debt for the years ended December 31, 2014, 2015 and 2016.